Subsequent Event	6 Months Ended
Dec. 31, 2025
Subsequent Event [Abstract]
Subsequent Event [Text Block]

21. Subsequent Event

Management performed an evaluation of the Company’s activity through the date the financial statements were issued. noting the following subsequent events:

(a) PIPEs

The Company has utilized two critical Private Investment in Public Equity (PIPE) / private placement deals to inject fresh capital into its business. The combined gross cash infusion across both placements totaled US$10,400,000 (before deducting investment banking, legal, and advisory fees). The structured details of both capital rounds are mapped below.

On January 29, 2026, the Company entered into a Securities Purchase Agreement for a private placement (PIPE) offering, raising up to US$2,000,000 in gross funding. The Company issued exactly 2,000,000 capital units priced flatly at $1.00 per unit. Each unit consisted of one Class A ordinary share plus one equity warrant. Each warrant gives the holder the right to purchase up to two ordinary shares at a fixed exercise price of US$2.00 per share. The warrants carry a 5-year expiration timeline from the date of issuance.

On March 25, 2026, the Company entered into a new Securities Purchase Agreement for a private placement that raised US$8,400,000 in gross proceeds. The placement consisted of 16,800,000 financial units priced at US$0.50 per unit. Each individual unit contains one Class A ordinary share and one standard purchase warrant. Each warrant is exercisable to purchase two ordinary shares at a targeted exercise price of US$0.70 per share.

(b) Share Purchase Agreement

On April 24, 2026, Company entered into a legally binding Share Purchase Agreement (SPA) to acquire 51% of all outstanding ordinary shares (controlling interest) of RentBuddyUK Limited (RentBuddyUK).

The gross consideration for the equity stake is US$5,326,840, structured as a deferred, multi-tranche cash settlement.

RentBuddyUK run automated rent guarantee and rental income stabilization solutions. Their platform operates primary commercial services tailored heavily toward international students, young professionals, self-employed individuals, and expatriates who lack traditional local credentials which still is a blank niche market.

From the acquisition, the company strategic intent to diversify business from agricultural processing into high-margin, property-related financial services with recurring revenue models.